Reserves (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Comp.Expense
Comp. Expense Beginning of the year	$ 1,158,975	$ 1,753,954
Comp. expense end of the year	$ 866,121	$ 1,158,975	$ 1,753,954
Movements in Options/Warrants for Fully Paid Ordinary Shares [Member]
Number of Options
Beginning of the year	611,972,964	25,216,490	26,826,063
Options issued during the year		2,450,000	12,100,000
Warrants issued during the year		586,672,964
Warrants expired during the year	(586,672,964)
Expired during the year	(3,400,000)	(2,366,490)	(11,349,573)
Forfeited during the year	(350,000)		(2,360,000)
Outstanding at year end	26,826,063	611,972,964	25,216,490
Comp.Expense
Comp. Expense Beginning of the year	$ 1,158,975	$ 1,753,954	$ 2,320,480
Options issued during the year		30,370	764,539
Warrants issued during the year
Expired during the year	(280,838)	(684,117)	(1,126,843)
Forfeited during the year	(12,016)		(204,221)
Share based payment expense		58,768
Comp. expense end of the year	$ 2,320,480	$ 1,158,975	$ 1,753,954